Revenue and government financing for research expenditures - Disclosure of Government Financing for Research Expenditures (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020		Aug. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research Tax Credit(1)	€ 7,925	€ 10,310	€ 13,084
Grant	110	2,281	534
Government financing for research expenditures	8,035	12,591	13,618	[1]
Research tax credit, receivable, current	25,904	10,310	€ 0
Gross carrying amount [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research Tax Credit(1)	9,167
Accumulated impairment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research Tax Credit(1)	€ 1,270
BPI France, Covid-19 program, non-refundable
Disclosure of disaggregation of revenue from contracts with customers [line items]
Grant		1,988
Research tax credit, initial payment					€ 1,360
Research tax credit, receivable, current		€ 628

[1]	The 2020 comparatives has been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.v and 17 of our consolidated financial statements appearing elsewhere in this Annual Report.